                                                 REGISTRATION NO. 2-83397


                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A
                                                                  ___
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /
                                                                  ___
     Pre-Effective Amendment No.  _____                          /   /
                                                                  ___
     Post-Effective Amendment No.    18                          / X /

                                 and/or
                                                                  ___
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / X /

                        Capstone Growth Fund, Inc.
            (Exact Name of Registrant as Specified in Charter)

           5847 San Felipe, Suite 4100, Houston, Texas  77057
          (Address of Principal Executive Offices)    (Zip Code)

     Registrant's Telephone Number, Including Area Code     (713) 260-9000

               Allan S. Mostoff, Esq., Dechert Price & Rhoads

             1500 K Street, N.W., Suite 500, Washington, DC  20005
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
      ___
     / X /   immediately upon filing pursuant to paragraph (b)
      ___
     /   /   on ________________ pursuant to paragraph (b)
      ___
     /   /   60 days after filing pursuant to paragraph (a)
      ___
     /   /   on (date) pursuant to paragraph (a) of rule 485.

The Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:
      ___
     / X /   filed the notice required by that Rule on February 27, 1995; or
      ___
     /   /   intends to file the notice required by that Rule on or about
             ________________; or
      ___
     /   /   during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Total Pages ______                                     Exhibit Index Page ______

                            CONTENTS OF AMENDMENT



This Post-Effective Amendment No. 18 to the Registration Statement of Capstone Growth Fund, Inc. is comprised of the following papers and documents:

1. The facing sheet to register a definite number of shares of Common Stock, Par Value $.001 for Capstone Growth Fund, Inc.;

2. The opinion of Dechert Price & Rhoads, Counsel for the Registrant, as to the legality of shares being offered;

3.   Signature Page; and

4.   Exhibit Index.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================

                                     Proposed       Proposed
      Title of                       Maximum        Maximum
     Securities         Amount       Offering       Aggregate       Amount of
       Being             Being         Price        Offering      Registration
     Registered        Registered    Per Share       Price*            Fee
     Shares of           995,697      $14.09       $14,029,375       $100.00
     Common Stock                    (within
     Par Value $.001                 15 days
     Per Share                       of filing)

===============================================================================

* Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was $25,110,658. The total amount of securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was $11,371,283. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $13,739,375.

                              October 24, 1995

Capstone Growth Fund, Inc.
5847 San Felipe, Suite 4100
Houston, Texas  77057

Dear Sirs:

          As counsel for Capstone Growth Fund, Inc. (the "Fund"), we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its Common Shares (the "Shares") under the Securities Act of 1933 (File No. 2-83397) (the "Registration Statement"). We also have examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

          Based upon the foregoing, it is our opinion that the Shares being registered pursuant to Post-Effective Amendment No. 18 to the Fund's Registration Statement will, when sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in accordance with the terms of the Registration Statement and the requirements of applicable law, have been duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

          We consent to the filing of this opinion in connection with Post-Effective Amendment No. 18 which is filed pursuant to Section 24(e) under the Investment Company Act of 1940 on behalf of the Fund with the Securities and Exchange Commission.


                                Very truly yours,

                                /s/Dechert Price & Rhoads

                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf of the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 27th day of October, 1995.

                                CAPSTONE GROWTH FUND, INC.
                                Registrant


                                By:  /s/EDWARD L. JAROSKI
                                     --------------------------
                                     Edward L. Jaroski
                                     Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                       Title                       Date


/sEDWARD L. JAROSKI              Executive Vice President       October 27, 1995
--------------------------       (Principal Executive
Edward L. Jaroski                Officer)


/s/LINDA G. GIUFFRE              Treasurer (Principal           October 27, 1995
--------------------------       Financial & Accounting
Linda G. Giuffre                 Officer)


JAMES F. LEARY*                  Director                       October 27, 1995
--------------------------
James F. Leary


JOHN R. PARKER*                  Director                       October 27, 1995
--------------------------
John R. Parker


PHILIP C. SMITH*                 Director                       October 27, 1995
--------------------------
Philip C. Smith


BERNARD J. VAUGHAN*              Director                       October 27, 1995
--------------------------
Bernard J. Vaughan


* By:  /s/EDWARD L. JAROSKI
       --------------------------
       Edward L. Jaroski, Attorney-In-Fact

                                                 File No. 2-83397







                    SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, DC  20549


                                 EXHIBITS

                                    TO

                      POST-EFFECTIVE AMENDMENT NO. 18

                                    TO

                                 FORM N-1A

                       REGISTRATION STATEMENT UNDER
                        THE SECURITIES ACT OF 1933



                                    and



                       REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940








                        CAPSTONE GROWTH FUND, INC.

                              INDEX TO EXHIBITS



Exhibit                                                            Sequentially
Number                   Description of Exhibits                  Numbered Pages

  1           Powers of Attorney of Messrs. James F. Leary,
              John R. Parker, Philip C. Smith and Bernard J.
              Vaughan